UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end:  June 30, 2006

                  Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.9%) (2)
   COMMERCIAL SERVICES (0.5%)
          18,100   Getty Images, Inc. (3)                              899,208
                                                               ---------------
   COMMUNICATIONS (3.2%)
          89,600   American Tower Corp. (3)                          3,270,400
          44,500   NII Holdings, Inc. (3)                            2,766,120
                                                               ---------------
                                                                     6,036,520
                                                               ---------------
   CONSUMER DURABLES (1.2%)
          72,700   Scientific Games Corp. (3)                        2,311,860
                                                               ---------------
   CONSUMER NON-DURABLES (3.0%)
         137,700   Coach, Inc. (3)                                   4,736,880
          23,500   Hansen Natural Corp. (3)                            763,280
                                                               ---------------
                                                                     5,500,160
                                                               ---------------
   CONSUMER SERVICES (2.8%)
          21,900   Harrah's Entertainment, Inc.                      1,454,817
          10,700   International Game Technology                       444,076
          87,700   Marriott International, Inc.                      3,388,728
                                                               ---------------
                                                                     5,287,621
                                                               ---------------
   ELECTRONIC TECHNOLOGY (11.2%)
          91,150   Analog Devices, Inc.                              2,678,898
          36,200   Apple Computer, Inc. (3)                          2,788,486
          97,175   Broadcom Corp. (3)                                2,948,289
         109,250   Juniper Networks, Inc. (3)                        1,887,840
          37,800   KLA-Tencor Corp.                                  1,680,966
          35,500   Lam Research Corp. (3)                            1,609,215
          58,200   Network Appliance, Inc. (3)                       2,153,982
         126,800   Tellabs, Inc. (3)                                 1,389,728
          26,450   Trimble Navigation, Ltd. (3)                      1,245,266
         112,783   Xilinx, Inc.                                      2,475,587
                                                               ---------------
                                                                    20,858,257
                                                               ---------------
   ENERGY MINERALS (8.0%)
          39,100   Apache Corp.                                      2,471,120
          32,600   Murphy Oil Corp.                                  1,550,130
          76,400   Southwestern Energy Corp. (3)                     2,282,068
          69,572   Valero Energy Corp.                               3,580,871
         114,816   XTO Energy, Inc.                                  4,837,198
                                                               ---------------
                                                                    14,721,387
                                                               ---------------
   FINANCE (10.7%)
          51,050   Ace, Ltd.                                         2,793,966
          41,000   Affiliated Managers Group, Inc. (3)               4,104,510
           2,200   Chicago Mercantile Exchange Hldgs., Inc.          1,052,150
          59,700   HCC Insurance Holdings, Inc.                      1,962,936
          95,250   Hudson City Bancorp, Inc.                         1,262,063
          15,600   IntercontinentalExchange, Inc. (3)                1,171,092
          22,100   Lehman Brothers Holdings, Inc.                    1,632,306
          54,500   T. Rowe Price Group Inc.                          2,607,825
         125,300   TCF Financial Corp.                               3,294,137
                                                               ---------------
                                                                    19,880,985
                                                               ---------------
   HEALTH SERVICES (5.8%)
          79,550   Caremark Rx, Inc.                                 4,508,098
          44,900   Coventry Health Care, Inc. (3)                    2,313,248
          30,200   Laboratory Corp. (3)                              1,980,214
          28,000   Stericycle, Inc. (3)                              1,954,120
                                                               ---------------
                                                                    10,755,680
                                                               ---------------
   HEALTH TECHNOLOGY (13.5%)
          37,700   Advanced Medical Optics, Inc. (3)                 1,491,035
          22,700   Alcon, Inc.                                       2,599,150
          17,300   Allergan, Inc.                                    1,948,153
         151,500   Celgene Corp. (3)                                 6,559,950
          90,150   Elan Corp., A.D.R. (3)                            1,386,507
          19,500   Gilead Sciences, Inc. (3)                         1,339,650
          10,300   Idexx Laboratories, Inc. (3)                        938,742
          21,650   Intuitive Surgical, Inc. (3)                      2,282,993
          54,000   Kyphon, Inc. (3)                                  2,020,680
          29,900   SurModics, Inc. (3)                               1,050,088
          62,050   Thermo Electron Corp. (3)                         2,440,427
          29,000   Vertex Pharmaceuticals, Inc. (3)                    975,850
                                                               ---------------
                                                                    25,033,225
                                                               ---------------

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
   INDUSTRIAL SERVICES (5.8%)
          80,200   BJ Services Co.                                   2,416,426
          19,700   CARBO Ceramics, Inc.                                709,791
          48,100   McDermott International, Inc. (3)                 2,010,580
          29,400   Nabors Industries, Ltd. (3)                         874,650
          36,200   Noble Corp.                                       2,323,316
          65,100   Smith International, Inc.                         2,525,880
                                                               ---------------
                                                                    10,860,643
                                                               ---------------
   NON-ENERGY MINERALS (1.5%)
          20,200   Allegheny Technologies, Inc.                      1,256,238
          14,300   RTI International Metals, Inc. (3)                  623,194
          10,600   Southern Copper Corp.                               980,500
                                                               ---------------
                                                                     2,859,932
                                                               ---------------
   PROCESS INDUSTRIES (1.0%)
          45,400   Airgas, Inc.                                      1,642,118
                                                               ---------------
   PRODUCER MANUFACTURING (7.7%)
          50,500   AMETEK, Inc.                                      2,199,275
          45,000   Anixter International, Inc. (3)                   2,541,150
          27,800   IDEX Corp.                                        1,196,790
          53,500   ITT Industries, Inc.                              2,742,945
          16,600   Jacobs Engineering Group, Inc. (3)                1,240,518
          46,400   Precision Castparts Corp.                         2,930,624
          25,900   Rockwell Automation, Inc.                         1,504,790
                                                               ---------------
                                                                    14,356,092
                                                               ---------------
   RETAIL TRADE (4.3%)
          26,375   Best Buy Co., Inc.                                1,412,645
          94,200   Chico's FAS, Inc. (3)                             2,028,126
          38,700   Nordstrom, Inc.                                   1,637,010
          74,275   Staples, Inc.                                     1,807,111
          19,100   Whole Foods Market, Inc.                          1,135,113
                                                               ---------------
                                                                     8,020,005
                                                               ---------------
   TECHNOLOGY SERVICES (11.8%)
          80,590   Adobe Systems, Inc. (3)                           3,018,095
          50,450   Akamai Technologies, Inc. (3)                     2,521,996
          41,600   Amdocs, Ltd. (3)                                  1,647,360
          47,100   Autodesk, Inc. (3)                                1,638,138
          34,500   Business Objects, A.D.R. (3)                      1,176,105
          82,600   Ceridian Corp. (3)                                1,846,936
          56,500   Cognizant Tech. Solutions Corp. (3)               4,184,390
          21,500   Global Payments Inc.                                946,215
          83,500   McAfee, Inc. (3)                                  2,042,410
          35,250   NAVTEQ (3)                                          920,378
          52,600   Paychex, Inc.                                     1,938,310
                                                               ---------------
                                                                    21,880,333
                                                               ---------------
   TRANSPORTATION (2.9%)
          67,000   C.H. Robinson Worldwide, Inc.                     2,986,860
          83,400   UTI Worldwide, Inc.                               2,332,698
                                                               ---------------
                                                                     5,319,558
                                                               ---------------

Total common stocks                                                176,223,584
   (cost:  $128,485,093)                                       ---------------

SHORT-TERM SECURITIES (5.9%) (2)
      11,018,000   Sit Money Market Fund, 4.81% (4)                 11,018,000
   (cost:  $11,018,000)                                        ---------------

Total investments in securities
   (cost:  $139,503,093)                                          $187,241,584
                                                               ---------------


Other Assets and Liabilities, Net [-0.8%]                           (1,488,846)

                                                               ---------------
Total Net Assets                                                  $185,752,738
                                                               ===============


                                                               ---------------
Aggregate Cost                                                     139,503,093
                                                               ---------------

Gross Unrealized Appreciation                                       53,568,326
Gross Unrealized Depreciation                                       (5,829,835)
                                                               ---------------
Net Unrealized Appreciation(Depreciation)                           47,738,491
                                                               ===============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 9, 2006

By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    November 9, 2006